SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Narrative (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥) $ / ¥	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2024 USD ($) $ / ¥
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Convenience translation rate (USD to RMB) | $ / ¥	7.2993				7.2993
Inventories cost	¥ 29,644		¥ 22,409		$ 4,061
Inventory reserve	6,169		5,891		$ 845
Impairment of long-lived assets | ¥	¥ 0		¥ 0	¥ 0
Practical expedient available under ASC 606-10-50-14 to not to disclose information about its remaining performance obligations	true	true	true	true
Advertising expenses	¥ 133,528	$ 18,293	¥ 120,794	¥ 80,018
Employee benefit expenses	71,986	9,862	72,583	75,257
Interest incomes generated from interest-bearing bank deposits	¥ 32,365	$ 4,434	¥ 28,542	¥ 12,186